Commitments Under Finance Leases (Tables)	12 Months Ended
Jun. 30, 2018
Leases1 [Abstract]
Schedule of minimum finance lease payments
Future minimum finance lease payments at 30 June were as follows:

	2018 £’000	2017 £’000
Amounts payable within 1 year	£44	£88
Amounts payable 1 to 3 years	20	63
Amounts payable 3 to 5 years	—	—
Amounts payable in more than 5 years	—	—
Total	£64	£151